[Willkie Farr & Gallagher LLP letterhead]



VIA EDGAR

February 24, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
      INVESTMENT COMPANY ACT FILE NUMBER 811-06179
      FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED INVESTMENT COMPANY ACT FILE NUMBER 811-06495
      FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED INVESTMENT COMPANY ACT FILE NUMBER 811-21129
      FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
      INVESTMENT COMPANY ACT FILE NUMBER 811-21380

Ladies and Gentlemen:

         On behalf of the above referenced investment companies, each a Maryland corporation (together, the "Funds"), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the Investment Company Act of 1940, as amended, the definitive joint proxy statement, notice of annual meetings of shareholders and forms of proxy card (together, the "Proxy Materials") relating to the annual meetings of the shareholders of the Funds.

         We are also responding in this letter to comments of the Commission's staff (the "Staff") on the Funds' preliminary proxy statement filed with the Securities and Exchange Commission on February 11, 2009 that were provided by Houghton R. Hallock of the Staff in a telephone conversation with the undersigned. For the convenience of the Staff, the substance of those comments has been set forth below. The Fund's responses to a particular comment are set out immediately under the restated comment.

         1. COMMENT: Will the financial services sector preferred securities to be purchased by Preferred Securities Income Opportunity Fund Incorporated ("PFO") be lower in preference relative to the preferred securities recently purchased, and being purchased, by the U.S. government from issuers in that sector? If so, consider whether any additional risk disclosure may be warranted.

            RESPONSE: PFO invests in a variety of preferred securities ranging from preferred stock to hybrid preferred securities to capital securities. To date, the preferred securities purchased by the U.S. government from financial services issuers have been in the form of preferred stock that is pari passu with outstanding preferred stock, and junior to all other types of preferred securities that PFO may invest in. As a result, PFO's investments would be on par with, and potentially senior to, the U.S. government's. Nonetheless, as PFO notes in the proxy statement on page 15, the risks associated with the U.S. government's preferred stock purchases remain largely unknown.

         2. COMMENT: Please advise supplementally whether the proposed change in concentration policy is being considered for any of the other registered closed-end funds managed by Flaherty & Crumrine Incorporated (the "F&C Funds").

            RESPONSE: Each of the other F&C Funds currently has a policy to invests at least 25% of its assets in securities issued by companies in the banking industry; thus none of the F&C Funds needs to consider a change in this policy.

         3. COMMENT: Please advise supplementally whether, to your knowledge, other closed-end funds which invest primarily in preferred stocks are soliciting shareholders to approve a change in concentration policy to permit the fund to invest 25% of its assets in the financial services or banking industry.

            RESPONSE: Although we have not independently investigated, we are not aware of any other closed-end funds which are soliciting shareholders currently in this manner. It is our understanding that many of the closed-end funds which invest primarily in preferred stocks already have a similar concentration policy.

         Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that the Funds plan to mail the Proxy Materials to shareholders of the Funds beginning on or about February 27, 2009.

         Should members of the staff have any questions or comments regarding the enclosed Proxy Materials, they should call the undersigned at (212) 728-8178.


         Very truly yours,

         /s/ Mary C. Carty

         Mary C. Carty

Enclosures

cc:      Donald Crumrine
         Rose F. DiMartino
         Chad Conwell




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